Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 152.1%
Alabama 0.9%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	400,000	428,489
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	500,000	546,507
		974,996
Arizona 0.6%
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	647,052
California 9.1%
California, General Obligation, Series A-2, 3.7% (b), 9/3/2024, LOC: State Street B&T Co.	2,595,000	2,595,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	116,347
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,653,736
California, State General Obligation, Series A-1, 3.5% (b), 9/3/2024, LOC: Barclays Bank PLC	1,525,000	1,525,000
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	835,000	893,892
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series B, AMT, 5.0%, 6/1/2048	60,000	60,700
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	925,000	935,626
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.74% (b), 9/6/2024, LOC: Wells Fargo Bank NA	300,000	300,000
San Bernardino County, CA, Flood Control District, 2.2% (b), 9/6/2024, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series 2ND, AMT, 5.0%, 5/1/2048	1,110,000	1,127,164
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	448,731
		10,311,196
Colorado 1.7%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	671,571
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	263,800
Denver City & County, CO, Airport System Revenue, Series D, AMT, 5.75%, 11/15/2045	220,000	247,321
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	200,035
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 12/1/2043	535,000	558,140
		1,940,867

District of Columbia 0.2%
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	340,000	261,722
Florida 9.1%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	463,734
Broward County, FL, Airport System Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	137,943
Series A, AMT, 4.0%, 10/1/2049	230,000	215,019
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	216,251	5,839
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	65,000	65,406
Series A-1, 5.0%, 11/1/2058	105,000	105,123
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	234,011
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	265,000	266,941
Series A, 5.0%, 6/15/2055	460,000	462,420
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,629,677
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, 0%–6.61%, 5/1/2040 (d)	150,000	148,800
Series 2015-3, 6.61%, 5/1/2040* (c)	165,000	2
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	406,962
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	511,538
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	500,583
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	480,946
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2047	385,000	411,606
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 2.92% (b), 9/6/2024, LOC: TD Bank NA	3,020,000	3,020,000
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	135,000	152,796
Series C, 7.625%, 5/15/2058	185,000	210,021
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	825,000	837,373
		10,266,740
Georgia 3.9%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	555,000	528,287
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	214,721
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	215,490
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	775,000	694,415
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,220,569

Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,029,645
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	450,000	436,158
		4,339,285
Hawaii 0.6%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	699,992
Illinois 12.9%
Chicago, IL, Board of Education, Series A, 6.0%, 12/1/2049	600,000	665,468
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	555,000	576,401
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	1,051,458
Chicago, IL, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,001,489
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	975,000	984,784
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	90,166
Illinois, Development Finance Authority, American College of Surgeons, 3.0% (b), 9/6/2024, LOC: Northern Trust Company	241,000	241,000
Illinois, Development Finance Authority, St. Ignatius College Project, 2.9% (b), 9/6/2024, LOC: PNC Bank NA	500,000	500,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,878,931
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	528,458
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.8% (b), 9/3/2024, LOC: TD Bank NA	1,100,000	1,100,000
Illinois, State General Obligation:
5.0%, 2/1/2029	495,000	518,663
Series A, 5.0%, 10/1/2033	620,000	656,970
Series B, 5.0%, 10/1/2033	395,000	418,554
5.0%, 2/1/2039	2,000,000	2,001,810
5.0%, 5/1/2039	315,000	315,281
Series A, 5.0%, 12/1/2042	435,000	447,212
5.5%, 5/1/2039	385,000	423,045
Series C, 5.5%, 10/1/2045	500,000	553,607
5.75%, 5/1/2045	590,000	647,174
		14,600,471
Indiana 0.7%
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	290,000	300,078
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	110,000	114,903
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	240,000	265,474
Series E, 6.125%, 3/1/2057	120,000	132,720
		813,175
Iowa 0.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	635,000	718,706
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B-2, Zero Coupon, 6/1/2065	445,000	69,483
		788,189

Kentucky 0.7%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	320,000	326,509
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 4.0% (b), 9/3/2024, LOC: PNC Bank NA	500,000	500,000
		826,509
Louisiana 1.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,014,068
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	345,000	369,773
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.8% (b), 9/3/2024, LOC: Toronto-Dominion Bank	175,000	175,000
		1,558,841
Maryland 2.7%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	1,051,155
Maryland, State Community Development Administration, Department of Housing & Community Development, Residential Revenue, Series D, 5.05%, 3/1/2047	500,000	510,810
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, 5.0%, 7/1/2056	1,225,000	1,257,719
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.92% (b), 9/6/2024, LOC: PNC Bank NA	200,000	200,000
		3,019,684
Massachusetts 5.1%
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.8% (b), 9/3/2024, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,141,463
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	100,000	87,771
Series B, AMT, 3.625%, 7/1/2038	445,000	415,296
		5,744,530
Michigan 0.2%
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	91,301
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	130,000	120,036
		211,337
Minnesota 5.7%
Minnesota, State Housing Finance Agency, Series L, AMT, 5.35%, 7/1/2036	660,000	694,898
Minnesota, State Office of Higher Education Revenue:
AMT, 2.65%, 11/1/2038	170,000	151,544
AMT, 4.0%, 11/1/2042	855,000	825,800
Rochester City, MN, Bella Grove Apartments Project, Series C, 3.06% (b), 9/6/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
		6,472,242
Missouri 6.0%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,024,212

Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	500,000	503,293
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	345,656
Series A, 5.0%, 2/1/2046	65,000	65,428
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 3.55% (b), 9/3/2024, LOC: U.S Bank NA	900,000	900,000
Series B-1, 3.9% (b), 9/3/2024, LOC: Barclays Bank PLC	825,000	825,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	150,038
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 2.89% (b), 9/6/2024, LOC: U.S Bank NA	2,200,000	2,200,000
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	825,000	704,003
		6,717,630
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	214,796
New Hampshire 1.6%
New Hampshire, Business Finance Authority Revenue, “A”, Series 2, 4.0%, 10/20/2036	731,398	723,907
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3% (a), 6/1/2040	1,015,000	1,022,705
		1,746,612
New Jersey 5.2%
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	954,956
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	519,719
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (c)	270,000	187,150
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	1,000,000	1,007,380
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	495,000	460,019
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	340,000	345,843
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039	125,000	121,518
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	125,000	130,536
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,445,729
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series AA, 4.0%, 6/15/2050	180,000	173,198
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	525,000	544,250
		5,890,298
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	310,000	262,769

New York 17.5%
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.84% (b), 9/6/2024, LOC: TD Bank NA	500,000	500,000
Series 2012-G1, 3.9% (b), 9/3/2024, LOC: Barclays Bank PLC	3,715,000	3,715,000
Series E-1, 3.9% (b), 9/3/2024, LOC: Barclays Bank PLC	790,000	790,000
Series D, 5.0%, 11/15/2027	215,000	224,602
Series D, 5.0%, 11/15/2033	500,000	533,658
Series C-1, 5.25%, 11/15/2055	1,605,000	1,687,876
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D3, 4.0%, 11/15/2049	500,000	480,007
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	415,000	446,431
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, Series A, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group, Inc.	445,000	445,501
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	100,000	103,534
AMT, 5.625%, 4/1/2040	260,000	280,248
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 4.0%, 12/1/2042	300,000	289,352
AMT, 5.375%, 6/30/2060	835,000	871,335
AMT, 6.0%, 6/30/2054	100,000	109,319
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,199,947
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-4C, 3.6% (b), 9/3/2024, LOC: U.S Bank NA	300,000	300,000
Series B, 3.8% (b), 9/3/2024, LOC: TD Bank NA	100,000	100,000
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	968,977
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B, 5.0%, 5/1/2048	1,000,000	1,090,036
New York, NY, General Obligation:
Series D-5, 2.9% (b), 9/6/2024, LOC: PNC Bank NA	800,000	800,000
Series G-6, 3.6% (b), 9/3/2024, LOC: Mizuho Bank Ltd.	3,400,000	3,400,000
Series L-4, 3.6% (b), 9/3/2024, LOC: U.S Bank NA	800,000	800,000
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	637,839
		19,773,662
North Carolina 0.2%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	250,000	254,591
Ohio 6.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	3,310,000	3,047,208
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 2.95% (b), 9/6/2024, LOC: U.S Bank NA	445,000	445,000
Ohio, State Hospital Revenue, University Hospitals Health System, Inc., Series A, 3.85% (b), 9/3/2024, LOC: PNC Bank NA	2,900,000	2,900,000
Ohio, State Housing Finance Agency Revenue, Series B, 4.95%, 9/1/2054	960,000	985,295
		7,377,503

Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	240,000	245,700
Series A, 5.5%, 8/15/2041	285,000	298,210
Series A, 5.5%, 8/15/2044	300,000	310,603
		854,513
Oregon 1.6%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	682,066
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 3.55% (b), 9/3/2024, LOC: U.S Bank NA	1,160,000	1,160,000
		1,842,066
Pennsylvania 5.1%
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	160,447
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	318,818
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	265,967
5.0%, 6/1/2035	125,000	132,676
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	754,814
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, 5.0%, 12/31/2038	1,000,000	1,019,390
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	1,500,000	1,664,621
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	221,574	237,710
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	140,000	156,867
Series FIRST, 5.0%, 12/1/2040	145,000	162,049
Series FIRST, 5.0%, 12/1/2041	145,000	161,292
Series C, 5.0%, 12/1/2044	240,000	240,616
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	515,922
		5,791,189
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,809,728
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,075,370
		2,885,098
Tennessee 7.1%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series B, 2.95% (b), 9/6/2024, LOC: U.S Bank NA	5,235,000	5,235,000
Series A, 5.0%, 7/1/2036	260,000	271,091
Series A, 5.0%, 7/1/2044	400,000	411,471
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	295,000	323,184
Series A-1, 5.5%, 7/1/2059, INS: BAM	355,000	385,913
Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 2.94% (b), 9/6/2024, LOC: Bank of America NA	890,000	890,000
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	400,000	426,111
		7,942,770

Texas 17.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	230,000	234,276
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	605,000	610,188
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	772,264
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,304,049
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	666,524
5.0%, 1/1/2048	1,040,000	1,071,816
5.0%, 1/1/2050	315,000	324,347
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,030,479
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series D, 5.0%, 11/15/2051	1,000,000	1,059,245
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.8% (b), 9/3/2024, LOC: TD Bank NA	300,000	300,000
Texas, Elgin Independent School District, General Obligation, 5.0%, 8/1/2054	5,000,000	5,464,259
Texas, Lamar Consolidated Independent School District, 5.0%, 2/15/2049	3,810,000	4,166,048
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	545,000	595,088
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	400,000	433,992
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	825,000	827,500
Series C, 5.0%, 8/15/2042	1,250,000	1,364,423
		20,224,498
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2042	595,000	605,755
Series A, AMT, 5.0%, 7/1/2043	190,000	194,456
Series A, AMT, 5.0%, 7/1/2048	115,000	117,704
		917,915
Virginia 3.0%
Virginia, Housing Development Authority Revenue, Series G, 5.15%, 11/1/2052	1,000,000	1,047,112
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	150,000	145,602
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	1,000,000	1,018,375
AMT, 5.0%, 12/31/2049	250,000	254,128
AMT, 5.0%, 12/31/2052	915,000	928,408
		3,393,625
Washington 4.1%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	415,000	423,397
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	130,000	139,397
Washington, State Convention Center Public Facilities District, 4.0%, 7/1/2031	1,000,000	1,004,355
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	1,000,000	1,039,492
Washington, State Housing Finance Commission, Panorama Project, 3.0% (b), 9/6/2024, LOC: Wells Fargo Bank NA	1,850,000	1,850,000

Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	43,057
Series A, 144A, 5.0%, 7/1/2048	115,000	90,171
Series A, 144A, 5.0%, 7/1/2053	75,000	57,263
		4,647,132
West Virginia 1.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	1,250,000	1,249,983
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	400,000	409,027
Series A, 5.0%, 6/1/2047	405,000	412,463
		2,071,473
Wisconsin 6.0%
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	770,000	845,035
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd., 5.0%, 7/1/2052	90,000	88,088
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	2,055,000	1,778,378
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	758,714
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,150,000	1,218,020
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 3.9% (b), 9/3/2024, LOC: Barclays Bank PLC	550,000	550,000
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	1,395,000	1,547,278
		6,785,513
Puerto Rico 7.3%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,019,158
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,462,048	2,340,080
Series A1, 4.0%, 7/1/2046	250,000	232,133
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	1,172,085
Series A-1, 4.75%, 7/1/2053	3,500,000	3,473,748
		8,237,204
Other 0.4%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	470,831	385,580
Total Municipal Investments (Cost $168,574,562)		171,693,265

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.84% (e) (Cost $20,891)	20,890	20,892

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $168,595,453)	152.1	171,714,157
Series 2020-1 VMTPS	(53.1)	(60,000,000)
Other Assets and Liabilities, Net	1.0	1,186,232
Net Assets Applicable to Common Shareholders	100.0	112,900,389
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$171,693,265	$—	$171,693,265
Open-End Investment Companies	20,892	—	—	20,892
Total	$20,892	$171,693,265	$—	$171,714,157

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH3
R-080548-2 (1/25)